                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Mayo Investment Advisers LLC
              --------------------------------
Address:      40 Rowes Wharf, 2/nd/ Floor
              --------------------------------
              Boston, Massachusetts 02110
              --------------------------------

Form 13F File Number:  28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles Curtis
              --------------------------------
Title:        Chief Financial Officer
              --------------------------------
Phone:        617-443-9004
              --------------------------------

Signature, Place, and Date of Signing:

   /s/ Charles Curtis           Boston, Massachusetts          May 14, 2004
-----------------------         ---------------------          ------------
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          106
                                         -----------

Form 13F Information Table Value Total:     $447,194
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/04


       (ITEM 1)        (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)


                                                                                                 VOTING AUTHORITY
         NAME           TITLE                  FAIR     SHARES OR                                     (SHARES)
          OF              OF       CUSIP      MARKET    PRINCIPAL    INVESTMENT    OTHER     SOLE      SHARED    NONE
        ISSUER          CLASS      NUMBER      VALUE      AMOUNT     DISCRETION  MANAGERS     (A)        (B)      (C)
-----------------------------------------------------------------------------------------------------------------------
ABBOTT LABS            COMMON    002824100   1,369,945     33,332 X     SOLE                  28,332      0       5,000
ACE LTD                COMMON    G0070K103   4,658,472    109,200 X     SOLE                  86,500      0      22,700
AGCO CORP COM          COMMON    001084102   4,614,188    222,800 X     SOLE                 180,800      0      42,000
AGRIUM INC             COMMON    008916108  23,265,690  1,582,700 X     SOLE               1,320,200      0     262,500
ALCOA INC              COMMON    013817101     867,250     25,000 X     SOLE                  25,000      0           0
ALLMERICA FINL CORP C  COMMON    019754100   7,438,615    215,300 X     SOLE                 185,300      0      30,000
ANADARKO PETE CORP     COMMON    032511107   5,820,663    112,238 X     SOLE                  90,738      0      21,500
BARRICK GOLD CORP COM  COMMON    067901108   4,795,570    201,664 X     SOLE                 173,664      0      28,000
BAXTER INTL INC        COMMON    071813109     725,915     23,500 X     SOLE                  18,500      0       5,000
BP P L C ADR SPONSORE  COMMON    055622104     563,200     11,000 X     SOLE                   9,500      0       1,500
BURLINGTON NORTHN SAN  COMMON    12189T104  13,545,000    430,000 X     SOLE                 346,500      0      83,500
BURLINGTON RESOURCES   COMMON    122014103   3,092,163     48,596 X     SOLE                  39,596      0       9,000
CANADIAN PAC RY LTD C  COMMON    13645T100   3,868,800    160,000 X     SOLE                 157,450      0       2,550
CENTURYTEL INC COM     COMMON    156700106  19,537,143    710,700 X     SOLE                 602,200      0     108,500
CHESAPEAKE ENERGY COR  COMMON    165167107   9,916,000    740,000 X     SOLE                 613,500      0     126,500
CHUBB CORP 7% CONV PF  CONVERT   171232507     289,100     10,000 X     SOLE                   5,000      0       5,000
CIGNA CORP             COMMON    125509109   1,032,850     17,500 X     SOLE                  17,500      0           0
CITADEL BROADCASTING   COMMON    17285T106   9,335,750    535,000 X     SOLE                 457,500      0      77,500
CITIGROUP INC.         COMMON    172967101   4,575,450     88,500 X     SOLE                  78,500      0      10,000
CITIZENS COMMUNICATIO  COMMON    17453B101  13,306,202  1,028,300 X     SOLE                 842,300      0     186,000
CLEAR CHANNEL COMMUNI  COMMON    184502102   9,740,500    230,000 X     SOLE                 191,500      0      38,500
COMCAST CORP NEW COM   COMMON    20030N101   9,347,000    325,000 X     SOLE                 262,300      0      62,700
COMPUTER SCIENCES COR  COMMON    205363104     322,640      8,000 X     SOLE                   7,000      0       1,000
CONSOL ENERGY INC COM  COMMON    20854P109   3,484,000    130,000 X     SOLE                  95,000      0      35,000
DIRECTV GROUP INC      COMMON    25459L106   3,012,111    195,846 X     SOLE                 154,788      0      41,058
DOW CHEMICAL           COMMON    260543103     282,202      7,006 X     SOLE                   7,006      0           0
DU PONT                COMMON    263534109   1,131,496     26,800 X     SOLE                  19,300      0       7,500
E M C CORP MASS        COMMON    268648102     251,785     18,500 X     SOLE                  18,500      0           0
EAST JAPAN RAILWAY CO  FOREIGN   629854200   1,314,325        250 X     SOLE                     250      0           0
ENCANA CORP COM        COMMON    292505104   6,575,800    152,500 X     SOLE                 125,200      0      27,300
EOG RESOURCES INC.     COMMON    26875P101   4,207,929     91,696 X     SOLE                  77,196      0      14,500
EVEREST RE GROUP LTD   COMMON    G3223R108   4,477,056     52,400 X     SOLE                  41,400      0      11,000
EXXON CORPORATION      COMMON    30231G102     411,741      9,900 X     SOLE                   9,900      0           0

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13F AS OF 3/31/04

       (ITEM 1)        (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)


                                                                                                 VOTING AUTHORITY
         NAME           TITLE                  FAIR     SHARES OR                                     (SHARES)
          OF              OF       CUSIP      MARKET    PRINCIPAL    INVESTMENT    OTHER     SOLE      SHARED    NONE
        ISSUER          CLASS      NUMBER      VALUE      AMOUNT     DISCRETION  MANAGERS     (A)        (B)      (C)
-----------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINANCIAL  COMMON    339030108   2,020,500     45,000 X     SOLE                  45,000      0           0
GENERAL ELECTRIC       COMMON    369604103   1,042,685     34,164 X     SOLE                  31,164      0       3,000
GRAINGER W W INC       COMMON    384802104   8,414,400    175,300 X     SOLE                 135,800      0      39,500
HAIN CELESTIAL GROUP   COMMON    405217100   7,201,340    326,000 X     SOLE                 273,000      0      53,000
HCA-THE HEALTHCARE CO  COMMON    404119109   6,125,496    150,800 X     SOLE                 120,700      0      30,100
HERITAGE PROPERTY INV  COMMON    42725M107   3,110,000    100,000 X     SOLE                  74,000      0      26,000
IMC GLOBAL 7.5% CONV   CONVERT   449669209     495,000      5,000 X     SOLE                   5,000      0           0
IMC GLOBAL INC         COMMON    449669100  13,299,000    930,000 X     SOLE                 773,000      0     157,000
INTEL CORP             COMMON    458140100     280,160     10,300 X     SOLE                  10,300      0           0
INTERNATIONAL BUSINES  COMMON    459200101   2,543,968     27,700 X     SOLE                  19,200      0       8,500
INTERNATIONAL PAPER C  COMMON    460146103     211,300      5,000 X     SOLE                       0      0       5,000
ISHARES INC MSCI JAPA  MUTUAL    464286848   1,114,175    102,500 X     SOLE                 102,500      0           0
J.P. MORGAN CHASE & C  COMMON    46625H100   1,048,750     25,000 X     SOLE                  17,500      0       7,500
JAPAN SMALLER CAPITAL  MUTUAL    47109U104     213,750     15,000 X     SOLE                  15,000      0           0
KROGER CO              COMMON    501044101  11,989,120    720,500 X     SOLE                 605,500      0     115,000
LOCKHEED MARTIN CORP   COMMON    539830109   4,860,660    106,500 X     SOLE                  93,000      0      13,500
MACK CALI RLTY CORP    COMMON    554489104     946,164     21,068 X     SOLE                  10,568      0      10,500
MARATHON OIL CORP      COMMON    565849106   2,020,200     60,000 X     SOLE                  60,000      0           0
MERCK & CO             COMMON    589331107   6,487,092    146,800 X     SOLE                 119,800      0      27,000
MERIDIAN GOLD INC COM  COMMON    589975101     366,000     30,000 X     SOLE                  30,000      0           0
MICROSOFT CORP         COMMON    594918104   1,844,820     74,000 X     SOLE                  40,500      0      33,500
MITSUBISHI TOKYO FINL  COMMON    606816106   2,035,650    205,000 X     SOLE                 187,500      0      17,500
MOTOROLA INC           COMMON    620076109     220,000     12,500 X     SOLE                  12,500      0           0
NABORS INDUSTRIES LTD  COMMON    G6359F103     228,750      5,000 X     SOLE                       0      0       5,000
NEC CORP ORD           COMMON    J48818124     822,000    100,000 X     SOLE                 100,000      0           0
NEWS CORP LTD SPON AD  COMMON    652487802   5,973,847    188,390 X     SOLE                 150,390      0      38,000
NIPPON TELEG & TEL CO  COMMON    654624105     495,950     17,500 X     SOLE                  17,500      0           0
NISOURCE INC           COMMON    65473P105   6,814,875    320,700 X     SOLE                 258,200      0      62,500
NOMURA HLDGS INC SPON  COMMON    65535H208     592,800     32,500 X     SOLE                  32,500      0           0
NORFOLK SOUTHN CORP    COMMON    655844108  16,622,725    752,500 X     SOLE                 613,500      0     139,000
NORTHROP GRUMMAN CORP  COMMON    666807102   1,377,880     14,000 X     SOLE                   4,000      0      10,000
OLIN CORP              COMMON    680665205   8,814,330    493,800 X     SOLE                 392,800      0     101,000
OVERNITE CORP          COMMON    690322102   1,904,400     82,800 X     SOLE                  62,800      0      20,000

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/04

       (ITEM 1)        (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)


                                                                                                 VOTING AUTHORITY
         NAME           TITLE                  FAIR     SHARES OR                                     (SHARES)
          OF              OF       CUSIP      MARKET    PRINCIPAL    INVESTMENT    OTHER     SOLE      SHARED    NONE
        ISSUER          CLASS      NUMBER      VALUE      AMOUNT     DISCRETION  MANAGERS     (A)        (B)      (C)
-----------------------------------------------------------------------------------------------------------------------
PARAMETRIC TECHNOLOGY  COMMON    699173100      56,500     12,500 X     SOLE                  12,500      0           0
PARTNERRE LTD COM      COMMON    G6852T105  13,531,065    239,700 X     SOLE                 196,200      0      43,500
PEPSI BOTTLING GROUP   COMMON    713409100     371,875     12,500 X     SOLE                  12,500      0           0
PFIZER INC             COMMON    717081103  12,873,865    367,300 X     SOLE                 300,400      0      66,900
PLATINUM UNDERWRITERS  COMMON    G7127P100     237,170      7,400 X     SOLE                   4,100      0       3,300
POTASH CORP SASK INC   COMMON    73755L107  11,040,818    132,750 X     SOLE                 112,950      0      19,800
RAYTHEON 8.250% 05/15  CONVERT   755111606     764,250     15,000 X     SOLE                   3,500      0      11,500
RAYTHEON CO NEW COM    COMMON    755111507  13,006,100    415,000 X     SOLE                 320,500      0      94,500
ROWAN COS INC          COMMON    779382100   1,054,500     50,000 X     SOLE                  32,500      0      17,500
SBC COMMUNICATIONS     COMMON    78387G103   4,743,582    193,300 X     SOLE                 155,300      0      38,000
SEAGATE TECHNOLOGY SH  COMMON    G7945J104   3,401,817    210,900 X     SOLE                 187,000      0      23,900
SHISEIDO CO            FOREIGN   999999999     390,990     30,000 X     SOLE                  30,000      0           0
SKYWORKS SOLUTIONS IN  COMMON    83088M102   3,996,975    342,500 X     SOLE                 267,500      0      75,000
SMURFIT-STONE CONTAIN  COMMON    832727101  10,794,120    614,000 X     SOLE                 501,500      0     112,500
ST JOE CO              COMMON    790148100   3,255,200     80,000 X     SOLE                  54,000      0      26,000
ST PAUL COS INC        COMMON    792860108     200,050      5,000 X     SOLE                   5,000      0           0
SUN MICROSYSTEM INC    COMMON    866810104      93,825     22,500 X     SOLE                  22,500      0           0
SYNGENTA AG ADR SPONS  COMMON    87160A100     144,300     10,000 X     SOLE                  10,000      0           0
TEXAS INSTRUMENTS INC  COMMON    882508104     584,400     20,000 X     SOLE                   7,500      0      12,500
TIME WARNER INC        COMMON    887317105     590,100     35,000 X     SOLE                  32,000      0       3,000
TOKYO ELECTRON ORD     COMMON    J86957115   1,169,000     17,500 X     SOLE                  17,500      0           0
TOSHIBA CORP SHS       COMMON    J89752109     226,500     50,000 X     SOLE                  50,000      0           0
TRAVELERS PPTY CAS CO  COMMON    89420G406   7,193,369    416,524 X     SOLE                 342,024      0      74,500
TXU 8.75% 11/16/04     CONVERT   873168504   1,409,870     38,500 X     SOLE                  26,000      0      12,500
TYCO INTL LTD          COMMON    902124106   6,718,425    234,500 X     SOLE                 198,500      0      36,000
U S BANCORP            COMMON    902973304   5,668,250    205,000 X     SOLE                 146,500      0      58,500
UNITED STS STL CORP N  COMMON    912909108   4,845,100    130,000 X     SOLE                 105,500      0      24,500
UNOCAL CORP            COMMON    915289102   3,690,720     99,000 X     SOLE                  76,500      0      22,500
UNOCAL CORP 6.25% TRU  CONVERT   91528T207     789,965     14,905 X     SOLE                   8,203      0       6,702
UNUMPROVIDENT 8.25 CO  CONVERT   91529Y403     394,125     12,500 X     SOLE                  12,500      0           0
UNUMPROVIDENT CORP CO  COMMON    91529Y106   8,577,569    586,300 X     SOLE                 498,800      0      87,500
VALERO ENERGY          COMMON    91913Y100   1,648,900     27,500 X     SOLE                  27,500      0           0
VERIZON COMMUNICATION  COMMON    92343V104   3,105,900     85,000 X     SOLE                  62,500      0      22,500

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/04

       (ITEM 1)        (ITEM 2)   (ITEM 3)   (ITEM 4)    (ITEM 5)     (ITEM 6)   (ITEM 7)            (ITEM 8)


                                                                                                 VOTING AUTHORITY
         NAME           TITLE                  FAIR     SHARES OR                                     (SHARES)
          OF              OF       CUSIP      MARKET    PRINCIPAL    INVESTMENT    OTHER     SOLE      SHARED    NONE
        ISSUER          CLASS      NUMBER      VALUE      AMOUNT     DISCRETION  MANAGERS     (A)        (B)      (C)
-----------------------------------------------------------------------------------------------------------------------
VIACOM INC             COMMON    925524308     963,978     24,585 X     SOLE                  19,585      0       5,000
VICOR CORP             COMMON    925815102   3,386,520    276,000 X     SOLE                 206,000      0      70,000
WACHOVIA GROUP         COMMON    929903102   1,109,200     23,600 X     SOLE                  12,600      0      11,000
WAL MART STORES INC    COMMON    931142103     208,915      3,500 X     SOLE                   3,500      0           0
WELLS FARGO            COMMON    949746101     453,360      8,000 X     SOLE                   8,000      0           0
WILLIS GROUP HOLDINGS  COMMON    G96655108  12,864,802    345,828 X     SOLE                 284,328      0      61,500
YAMANOUCHI PHARMACEUT  COMMON    J96216122   2,924,680     85,000 X     SOLE                  85,000      0           0